Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Pension Liability, tax	$ 57	$ 35
Natural gas hedge adjustments, tax	$ 760	$ (1,073)